Accounts payable and accrued liabilities (Details) - USD ($)	Jun. 30, 2023	Dec. 31, 2022
Payables and Accruals [Abstract]
Accounts payable and accrued liabilities	$ 316,511	$ 289,955
Credit cards payable	21,520	6,072
Accrued interest	173,170	28,111
Accounts payable and accrued liabilities	$ 511,202	$ 324,138